GOODWILL AND INTANGIBLE ASSETS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill accumulated impairment loss	$ 0	$ 0
Amortization of intangible assets	$ 14,200,000	$ 8,000,000.0